Vessels under construction (Details) $ in Thousands							3 Months Ended	6 Months Ended
	Feb. 25, 2027 USD ($)	Jun. 01, 2026 USD ($) Installment t	Apr. 09, 2026 USD ($) Installment t	Feb. 26, 2026 USD ($) Installment t	Feb. 25, 2026 USD ($) t	Jan. 30, 2026 USD ($) Installment t	Mar. 31, 2029 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Vessels under construction [Abstract]
Payment for vessels under construction								$ 70,022	$ 0
Down payment								$ 1,928	$ 35,325
Newbuilding 7 [Member]
Vessels under construction [Abstract]
Vessel capacity | t		181,000
Contract price		$ 80,000
Number of installment payments | Installment		5
Percentage of purchase price payable during first 30 months		40.00%
Term for payment of 40% of purchase price								30 months
Percentage of purchase price payable upon delivery of vessel		60.00%
Percentage of purchase price paid								5.00%
Newbuilding 6 [Member]
Vessels under construction [Abstract]
Vessel capacity | t			181,500
Contract price			$ 77,857
Number of installment payments | Installment			5
Percentage of purchase price payable during first 15 months			45.00%
Term for payment of 45% of purchase price								15 months
Percentage of purchase price payable upon delivery of vessel			55.00%
Payment for vessels under construction								$ 0
Newbuilding 2 [Member]
Vessels under construction [Abstract]
Vessel capacity | t				181,500
Contract price				$ 80,100
Number of installment payments | Installment				2
Percentage of purchase price paid upon execution of agreement				20.00%
Percentage of purchase price payable upon delivery of vessel				80.00%
Percentage of purchase price paid								20.00%
Newbuilding 3 [Member]
Vessels under construction [Abstract]
Vessel capacity | t					181,500
Term of bareboat charter agreement								10 years
Down payment					$ 3,875
Period after signing bareboat charter agreement to pay additional down payment								1 year
Monthly bareboat rate					295
Purchase price of vessel at end of bareboat period					$ 26,970
Newbuilding 3 [Member] | Plan [Member]
Vessels under construction [Abstract]
Down payment	$ 7,750						$ 3,875
Newbuilding 4 [Member]
Vessels under construction [Abstract]
Vessel capacity | t						181,500
Contract price						$ 75,159
Number of installment payments | Installment						5
Percentage of purchase price payable during first 15 months						45.00%
Term for payment of 45% of purchase price								15 months
Percentage of purchase price payable upon delivery of vessel						55.00%
Percentage of purchase price paid								25.00%